Other Long-term investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Long Term Investments [Abstract]
Fair value change related to investment	$ 0	$ 0
Equity investment without a readily determinable fair value	1,503,000	503,000
Equity investment prepayment amount	$ 1,000,000	$ 0